As filed with the Securities and Exchange Commission on May 13, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

BARRETT
GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Shares		Value
	Common Stocks - 95.77%
	Advertising - 2.51%
11,000	Omnicom Group, Inc.	$485,980

	Apparel, Accessories & Luxury Goods - 1.56%
10,000	Coach, Inc. (a)	301,500

	Application Software - 1.14%
7,000	Autodesk, Inc. (a)	220,360

	Asset Management & Custody Banks - 1.50%
3,000	Franklin Resources, Inc.	290,970

	Biotechnology - 7.82%
7,000	Celgene Corporation (a)	429,030
4,000	Genentech, Inc. (a)	324,720
4,000	Genzyme Corporation (a)	298,160
9,000	Gilead Sciences, Inc. (a)	463,770
		1,515,680
	Chemicals - 2.80%
12,500	Ecolab, Inc.	542,875

	Communications Equipment - 4.56%
20,000	Nokia OYJ - ADR	636,600
2,200	Research In Motion Ltd. (a)	246,906
		883,506
	Computer Hardware - 1.11%
1,500	Apple Computer, Inc. (a)	215,250

	Construction & Engineering - 1.90%
5,000	Jacobs Engineering Group, Inc. (a)	367,950

	Consumer Products - 7.34%
10,000	PepsiCo, Inc.	722,000
10,000	The Procter & Gamble Company	700,700
		1,422,700
	Data Processing & Outsourced Services - 3.06%
14,000	Automatic Data Processing, Inc.	593,460

	Diversified Banks - 1.20%
8,000	Wells Fargo & Company	232,800

	Electrical Components & Equipment - 0.89%
3,000	Rockwell Automation, Inc.	172,260

	Energy - 7.28%
3,500	Exxon Mobil Corporation	296,030
7,500	Schlumberger Limited	652,500
7,500	XTO Energy, Inc.	463,950
		1,412,480
	Financial Services - 4.15%
2,000	The Goldman Sachs Group, Inc.	330,780
6,000	State Street Corporation	474,000
		804,780
	Food Distributors - 1.95%
13,000	Sysco Corporation	377,260

	Health Care Equipment - 4.14%
6,000	Millipore Corporation (a)	404,460
7,000	Thermo Fisher Scientific, Inc. (a)	397,880
		802,340
	Health Care Services - 1.15%
6,000	Cerner Corporation (a)	223,680

	Industrials - 10.03%
20,000	Abb Ltd. - ADR	538,400
8,000	Donaldson Company, Inc.	322,240
5,200	L-3 Communications Holdings, Inc.	568,568
7,500	United Technologies Corporation	516,150
		1,945,358
	Insurance - 2.45%
11,000	American International Group, Inc.	475,750

	Internet Software & Services - 1.36%
600	Google, Inc. (a)	264,282

	IT Consulting & Other Services - 2.18%
12,000	Accenture Ltd.	422,040

	Medical Devices & Services - 6.60%
4,500	Covance, Inc. (a)	373,365
8,000	Medtronic, Inc.	386,960
8,000	Stryker Corporation	520,400
		1,280,725
	Restaurants - 1.73%
6,000	McDonald's Corporation	334,620

	Retailing - 1.64%
8,000	Gymboree Corporation (a)	319,040

	Semiconductor Equipment - 4.31%
16,000	Intel Corporation	338,880
7,000	MEMC Electronic Materials, Inc. (a)	496,300
		835,180
	Software - 3.78%
14,000	Adobe Systems, Inc. (a)	498,260
12,000	Oracle Corporation (a)	234,720
		732,980
	Telecommunications & Data Network Equipment - 3.11%
25,000	Cisco Systems, Inc. (a)	602,250

	Water Utilities - 2.52%
7,000	Veolia Environnement SA - ADR	489,510
	Total Common Stocks (Cost $15,683,353)	18,567,566
Principal
Amount		Value
	Short-Term Investments - 3.23%
	Variable Rate Demand Notes - 3.23%
$ 625,952	U.S. Bank, N.A., 2.45%, 12/31/31(b)	$625,952
	Total Short-Term Investments (Cost $625,951)	625,952

	Total Investments (Cost $16,309,304) - 99.00%	19,193,518
	Other Assets in Excess of Liabilities - 1.00%	194,534
	Total Net Assets - 100.00%	$19,388,052

	Percentages are stated as a percent of net assets.
	ADR	American Depository Receipt.
	(a)	Non-income producing security.
	(b)	Variable rate demand notes are considered short-term obligations and are payable
	on demand at the market value. Interest rates change periodically on specified dates.
	The rate shown is as of March 31, 2008.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$16,309,304

Gross unrealized appreciation	3,893,219
Gross unrealized depreciation	(1,009,005)
Net unrealized appreciation	$2,884,214

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Barrett Funds

By (Signature and Title)    /s/ Peter Shriver
Peter Shriver, President

Date     5/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Peter Shriver
Peter Shriver, President

Date     5/5/2008

By (Signature and Title)*      /s/ Paula Elliott
Paula Elliott, Secretary & Treasurer

Date     5/5/2008

* Print the name and title of each signing officer under his or her signature.